Finance Receivables And Loans, Net Finance Receivables and Loans, Net (Troubled Debt Restructurings) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts	20,497	39,271
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 712,000,000	$ 872,000,000
Financing Receivable, Modifications, Post-Modification Recorded Investment	618,000,000	673,000,000
Financing Receivable, Modifications, Recorded Investment	1,300,000,000
Total TDR movement during the period	112,000,000
Loans and Leases Receivable, Impaired, Commitment to Lend	26,000,000	25,000,000
Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts	19,388	36,285
Financing Receivable, Modifications, Pre-Modification Recorded Investment	297,000,000	407,000,000
Financing Receivable, Modifications, Post-Modification Recorded Investment	249,000,000	295,000,000
Residential Mortgage [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts	1,092	2,969
Financing Receivable, Modifications, Pre-Modification Recorded Investment	278,000,000	436,000,000
Financing Receivable, Modifications, Post-Modification Recorded Investment	234,000,000	350,000,000
Commercial Loan [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts	17	17
Financing Receivable, Modifications, Pre-Modification Recorded Investment	137,000,000	29,000,000
Financing Receivable, Modifications, Post-Modification Recorded Investment	135,000,000	28,000,000
Commercial And Industrial Automobile [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts	8	9
Financing Receivable, Modifications, Pre-Modification Recorded Investment	37,000,000	15,000,000
Financing Receivable, Modifications, Post-Modification Recorded Investment	37,000,000	15,000,000
Commercial And Industrial Mortgage [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts	0	0
Financing Receivable, Modifications, Pre-Modification Recorded Investment	0	0
Financing Receivable, Modifications, Post-Modification Recorded Investment	0	0
Commercial And Industrial Other [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts	4	0
Financing Receivable, Modifications, Pre-Modification Recorded Investment	80,000,000	0
Financing Receivable, Modifications, Post-Modification Recorded Investment	78,000,000	0
Commercial Real Estate Automobile [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts	5	8
Financing Receivable, Modifications, Pre-Modification Recorded Investment	20,000,000	14,000,000
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 20,000,000	$ 13,000,000